Allocation Growth Portfolio (Prospectus Summary): | Allocation Growth Portfolio
Allocation Growth Portfolio.

Supplement to the Statutory Prospectus Dated July 28, 2011

(as supplemented January 10, 2012)

In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 90% S&P 500® Index and 10% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio’s allocation between equity and fixed income securities.

The performance table is deleted and replaced with the following:
Average Annual Total Returns Allocation Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	Class 3 Shares	14.14%	2.47%	3.43%	Feb. 14, 2005
S&P 500® Index	S&P 500® Index	15.06%	2.29%	2.83%	Feb. 14, 2005
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%	Feb. 14, 2005
New Blended Index	New Blended Index	14.39%	2.78%	3.20%	Feb. 14, 2005
Prior Blended Index	Prior Blended Index	14.73%	2.54%	3.02%	Feb. 14, 2005